Impairment of Goodwill and Long-Lived Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2008
Goodwill [Line Items]
Forecasted period for non-mining subsidiaries to reach stabilized cash flows	5 years
Terminal growth rate	2.50%
Impairment of goodwill and long-lived assets	$ 707,891	[1]
Goodwill impairment	368,919		0
Impairment loss on long-lived assets	$ 338,972
Decrease in future planned revenues	0.10%
Increase in discount rates	0.10%
Decrease in cash flows growth rate	0.20%

[1]	See Note 23